Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventories
Inventory expenses	€ 324,030	€ 239,210	€ 201,204
Inventory write-downs	€ 1,022	€ 335	€ 305